Consolidated Balance Sheets (USD $)	Dec. 31, 2012
Rental property:
Land	$ 5,163,093
Building and improvements	33,307,858
Machinery and equipment	343,272
38,814,223
Less Accumulated Depreciation	6,281,121
32,533,102
Land held for development:
Land	558,466
Land development costs	1,715,846
2,274,312
Total Real Estate, net	34,807,414
Cash and Cash Equivalents	94,164,722
Investment in Marketable Securities	4,516,472
Rent Receivable, net of allowance for doubtful accounts of $74,000 and $67,000, respectively	142,478
Deferred Rent Receivable	225,432
Prepaid Expenses and Other Assets	662,481
Total Assets(a)	134,518,999
Liabilities:
Accounts payable	486,887
Accrued liabilities	277,982
Deferred rent liability	52,351
Tenant security deposits payable	463,706
Mortgage loans payable	5,013,415
Deferred income taxes	62,964,000
Pension costs	492,656
Total Liabilities(a)	69,750,997
Commitments and Contingencies
Equity:
Common stock, $1 par value; authorized 4,000,000 shares; 1,723,888 shares issued; 1,482,680 shares outstanding	1,723,888
Additional paid-in capital	17,753,505
Accumulated other comprehensive income	(1,195,803)
(Deficit) retained earnings	48,024,109
66,305,699
Less: Cost of 241,208 Shares of Common Stock Held in Treasury	(1,537,697)
Total Gyrodyne stockholders' equity	64,768,002
Total Equity	64,768,002
Total Liabilities and Equity	$ 134,518,999